SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)							3 Months Ended	9 Months Ended			12 Months Ended
	Oct. 01, 2023	May 18, 2023	May 17, 2023	May 11, 2023	Feb. 17, 2023	Nov. 19, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments held in Trust						$ 281,500,000	$ 106,861,019	$ 106,861,019		$ 281,523,211	$ 284,840,707
Proceeds from Trust Account withdrawn to pay taxes								1,745,141	$ 30,582		$ 755,582
Additional deposits of cash into Trust Account in connection with the extension		$ 886,558	$ 886,558		$ 2,760,000	$ 281,500,000	$ 591,038	4,237,596		281,523,211
Additional deposit into Trust Account, per unit			$ 0.03		$ 0.10
Redemptions of Class A common stock				$ 186,932,568				186,932,568
Amount removed from Trust Account for redemption of stock, per share				$ 10.53
Additional months available to complete acquisition			3 months			4 months	2 months				3 months
Unrecognized tax benefits							$ 0	0		0	$ 0
Unrecognized tax benefits accrued for interest and penalties							$ 0	$ 0		$ 0	$ 0
Subsequent Events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Additional deposits of cash into Trust Account in connection with the extension	$ 295,519
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs incurred						$ 16,600,000
Class A common stock subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares exercised for cash				17,749,359
Temporary equity, shares outstanding							9,850,641	9,850,641		27,600,000	27,600,000